NET INCOME (LOSS) PER SHARE (Computation of Basic and Diluted Net Loss Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NETINCOME(LOSS)PER SHARE [Abstract]
Net income (loss) attributable to Syneron's shareholders	$ 1,647	$ (1,343)	$ (50,795)
Total weighted average number of shares outstanding used in computing:
Basic net income (loss) per share	35,921,848	35,474,693	35,158,191
Diluted net income (loss) per share	36,203,848	35,474,693	35,158,191
Basic and diluted net income (loss) per share	$ 0.04	$ (0.04)	$ (1.44)